Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2013
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	November 30, 2013		November 30, 2012		November 30, 2011
	$	shares	$	shares	$	shares

Additional paid in capital	39,547	20,591	36,727	12,199	33,101	10,250
Accrued liability	9,181	2,325	9,688	4,611	6,569	2,050